Concentration of risk	12 Months Ended
Dec. 31, 2024
Concentration of risk
Concentration of risk

22.         Concentration of risk

The Group’s financial instruments potentially subject to significant concentrations of credit risk primarily consist of cash and cash equivalents, restricted cash, other receivables and amounts due from related parties. As of December 31, 2023 and 2024, substantially all of the Group’s cash and cash equivalents and restricted cash were held in major financial institutions located in China, Hong Kong SAR and the United States, which management consider being of high credit quality. In the event of bankruptcy of one of these financial institutions, the Group may not be able to claim its cash and demand deposits back in full. The Group continues to monitor the financial strength of the financial institutions. The Group does not have requirements for collateral for the balance of other receivables and amounts due from related parties while considers various factors in establishing, monitoring the financial instruments, including the aging of receivables and aging trends, customer creditworthiness. repayment history and credit-worthiness.

The Group’s operations are conducted mainly in the PRC. Starting in 2012, a relatively smaller portion of the Group’s operations is conducted in the United States. Accordingly, the Group’s business, financial condition and results of operations is primarily influenced by the political, economic and legal environments in the PRC and by the general state of PRC economy.

The Group’s operations in the PRC are subject to special considerations and significant risks. These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange. The Group’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The Group transacts most of its business in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

On July 21, 2005, PRC government changed its decade-old policy of pegging the value of the RMB to the US$. Under the new policy, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. This change in policy had resulted in a 13.1% appreciation of the RMB against the US$ from July 21, 2005 to December 31, 2024.

To the extent that the Company needs to convert US$ into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against US$ would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into US$ for the purpose of making payments for dividends on ordinary shares, strategic acquisitions or investments or other business purposes, appreciation of US$ against RMB would have a negative effect on the US$ amount available to the Company. In addition, a significant depreciation of the RMB against the US$ may significantly reduce the US$ equivalent of the Company’s earnings or losses.

The Group provides guarantees to mortgage lending banks in respect of the mortgage loans provided to the purchasers of its properties in the PRC up until completion of the registration of the mortgage with the relevant authorities, which generally occurs within six to 12 months after the purchaser takes possession of the relevant properties. If a purchaser defaults under the loan while our guarantee is in effect and the Group repays all debt owed by the purchaser to the mortgagee bank under the loan, the mortgagee bank must assign its rights under the loan and the mortgage to the Group and, after the registration of the mortgage, the Group will have full recourse to the property. In line with industry practice, the Group does not conduct independent credit checks on its customers but relies on the credit checks conducted by the mortgagee banks.

As of December 31, 2024, the Group had outstanding guarantees of mortgages in the principal amount of US$1,708.9 million. If a purchaser defaults on the payment of its mortgage during the term of the guarantee, the mortgage lending bank may require the Group to repay the outstanding amount under the loan plus any accrued interest. In this event, although the Group is able to retain the customer’s deposit and sell the property to recover any amounts paid by it to the bank, there can be no assurance that the property could be sold at a price equal to or greater than the amount paid on the defaulting purchaser’s outstanding loan amount and any accrued interest thereon. The Group paid US$0.6 million to satisfy guarantee obligations related to customer defaults for the year ended December 31, 2024.

The Group offers certain homebuyers seller-financing arrangements. All the homebuyers that entered into such arrangements were subject to credit verification procedures. In addition, accounts receivable balances are unsecured, but monitored on an ongoing basis via the Group’s management reporting procedures. The Group provides longer payment terms to particular home buyers after applying strict credit requirements based on the Group’s credit policy. As of December 31, 2023 and 2024, there was no concentration of credit risk with respect to receivables and the Group did not have a significant exposure to any individual debtor.

In 2013, PRC banks tightened the conditions on which mortgage loans are extended to homebuyers. Therefore, mortgage loans for homebuyers have been subject to longer processing periods or even denied by the banks. The Group monitors its homebuyers’ outstanding mortgage loans on an ongoing basis via the Group’s management reporting procedures and took the position that contracts with underlying mortgage loans with processing periods exceeding one year shall not be considered when recognizing revenue on an over time basis (Note 2(i) for further detail). As a result, sales contracts of 1,546 apartments were excluded when determining revenue to be recognized in 2024.

In addition, no single customer or supplier accounted for more than 10% of revenue or project expenditures for the years ended December 31, 2022, 2023 and 2024.